FORM N-SAR
                               SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:       /  /   (a)
               or fiscal year ending:   12/31/99 (b)


Is this a transition report?: (Y/N) _N_


Is this an amendment to a previous filing? (Y/N)  _N_


Those items or sub-items with a star after the item number should be completed only if the answer has changed from the previous filing on this form:


1.   A.  Registrant Name: Pruco Life Variable Appreciable Account
     B.  File Number: 811-3971
     C.  Telephone Number: 973-802-6000

2.   A.  Street: 213 Washington Street
     B.  City: Newark      C.  State: NJ D.  Zip Code:07102 Zip Ext: 2992
     E.  Foreign Country:                    Foreign Postal Code:

3.   Is this the first filing on this form by Registrant?(Y/N) _N_

4.   Is this the last filing on this form by Registrant?(Y/N) _N_

5.   Is Registrant a small business investment company (SBIC)?(Y/N) _N_

6. Is Registrant a unit investment trust(UIT)?(Y/N) Y (If answer is "Y" (yes) complete only items 111 through 132)

7. A. Is Registrant a series or multiple portfolio company?(Y/N) _N_ (If answer is "N" (No), go to item 8.)

B. How many separate series or portfolios did Registrant have at the end of the period? ____________________________


SCREEN NUMBER:  01      PAGE NUMBER: 01

For period ending 12/31/99              If filing more than one
File number  811-3971                   Page 2, "X":



C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THE SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED.

                                                              Is this the
 Series                                                        last filing
 Number                        Series Name                   for this series?
 ------                        -----------                   ----------------
   1                                                             (Y/N)










SCREEN NUMBER:  02      PAGE NUMBER: 02

(NOTE: See item D(8) of the general instructions to the form for information on how to complete the form for series companies.)

For period ending   12/31/99                    If filing more than one
File number   811-3971                          Page 47, "X":


UNIT INVESTMENT TRUSTS

111.* A.  Depositor Name: __Pruco Life Insurance Company__
      B.  File Number (If any):_______
      C.  City:_Newark_    State: _NJ_   Zip Code: _07102_   Zip Ext: _3777_
          Foreign Country:____________   Foreign Postal Code:

111.* A.  Depositor Name: ___________________________________.
      B.  File Number (If any): _______________
      C.  City: _______ State: __      Zip Code: _____    Zip Ext: ____
         Foreign Country:________         Foreign Postal Code:  ________

112. * A.  Sponsor Name: _____________________________________.
       B.  File Number (If any): _____________________________.
       C.  City: __________    State:__   Zip Code: _____  Zip Ext: ____
           Foreign Country: _______       Foreign Postal Code:

112. * A.  Sponsor Name: ______________________.
       B.  File Number (If any): ______________.
       C.  City: __________    State:__   Zip Code: _____  Zip Ext: ____
           Foreign Country: _______       Foreign Postal Code:




SCREEN NUMBER: 55       PAGE NUMBER: 47

For period ending   12/31/99                    If filing more than one
File number   811-3971                          Page 48, "X":


113. A.  Trustee Name:
 *   B.  City:  __________     State: ____   Zip Code: _____ Zip Ext: _______
     Foreign Country: _____    Foreign Postal Code:

113. A.  Trustee Name:
 *   B.  City:____________     State: ____   Zip Code: _____ Zip Ext: ____
     Foreign Country: ____     Foreign Postal Code:

114. A.  Principal Underwriter Name: Pruco Securities Corporation
 *   B.  File Number: 8-16402
     C.  City: Newark           State: NJ       Zip Code: 07102   Zip Ext:3777
    Foreign Country: ______     Foreign Postal Code:

114. A.  Principal Underwriter Name:
 *   B.  File Number: 8- _____________
     C.  City: __________       State: ____   Zip Code: _____ Zip Ext: ____
     Foreign Country: ____      Foreign Postal Code:

115. A.  Independent Public Accountant Name: PRICEWATERHOUSECOOPERS, LLP.
  *  B.  City: New York      State: NY     Zip Code: 10036   Zip Ext:
         Foreign Country: _____            Foreign Postal Code:

115. A.  Independent Public Accountant Name: _______________.
  *  B.  City:_____    State:___     Zip Code: ____   Zip Ext:
     Foreign Country:__________      Foreign Postal Code:



SCREEN NUMBER: 56       PAGE NUMBER: 48

For period ending 12/31/99                      If filing more than one
File number  811-3971                            Page 49, "X":


116. A.  Is Registrant part of a family of investment companies?(Y) _Y_.
     B.   Identify the family in 10 letters: PRUDENTIAL.
          (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A.  Is Registrant a separate account of an insurance company?(Y/N)
 *        _Y_

          If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B.   Variable annuity contracts?(Y/N): _N_.

     C.   Scheduled premium variable life contracts: _N_.

     D.   Flexible premium variable life contracts: _Y_

     E. Other types of insurance products registered under the Securities Acts of 1933?(Y/N) _N_.

118. State the  number of series  existing  at the end of the  period  that had
 *   securities registered under the Securities Act of 1933 _1_.


119. State the number of new series for which registration  statements under the
 *   Securities Act of 1933 became effective during the period .

120. State the total value of the  portfolio  securities  on the date of deposit
 *    for the new series included in item 119 ($000's omitted).

121. State the number of series for which a current  prospectus was in existence
 *   at the end of the period _1_.

122. State the  number  of  existing  series  for which  additional  units  were
 *   registered under the Securities Act of 1933 during the period _2_.


SCREEN NUMBER: 57       PAGE NUMBER: 49

For period ending 12/31/99              If filing more than one
File number  811-3971                   Page 50, "X":

123. State the total value of the  additional  units  considered  in * answering item 122 ($000's omitted) $ 190,922 .

124. State  the  total  value of units  prior  series  that  were  placed in the
 * portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series)($000's omitted) $ 000

125. State the total dollar amount of sales loads collected (before reallowances
 * to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted) $ 000 .

126. Of the amounts shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.)($000's omitted) $ 000.

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                   Number of      Total Assets     Total Income
                                    Series         ($000's        Distributions
                                  Investing        omitted)     ($000's omitted)
                                  ---------        --------     ----------------

A.  U.S. Treasury direct issue
B.  U.S. Government agency
C.  State and municipal tax-free
D.  Public utility debt
E.  Brokers or dealers debt or
    debt of brokers' or dealers'
    parent
F.  All other corporate intermed.
    & long term debt
G.  All other corporate short-
    term debt
H.  Equity securities of brokers
    or dealers or parents of
    brokers or dealers
I.  Investment company equity
    securities
J.  All other equity securities       1            $4,130,952
K.  Other securities
L.  Total assets of all series of     1            $4,130,952
    registrant


SCREEN NUMBER: 58       PAGE NUMBER:50

For period ending 12/31/99               If filing more than one
File number  811-3971                    Page 51, "X":

128. Is the timely  payment of principal  and  interest on any of the  portfolio
 * securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer?(Y/N) _____

129. Is the  issuer  of any  instrument  covered  in item 128  delinquent  or in
 * default as to payment of principal or interest at the end of the current period?(Y/N) _____

130. In computations of NAV or offering price per unit, is any part of the value
 * attributed to instruments identified in item 129 derived from insurance or guarantees?(Y/N) _____

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted) $ 18,063

132. List the "811" (Investment Company Act of 1940) registration number for all
 *   Series of Registrant that are being included in this filing:


   811-3971                811-                    811-                    811-
   811-                    811-                    811-                    811-
   811-                    811-                    811-                    811-
   811-                    811-                    811-                    811-
   811-                    811-                    811-                    811-
   811-                    811-                    811-                    811-
   811-                    811-                    811-                    811-
   811-                    811-                    811-                    811-



SCREEN NUMBER: 59       PAGE NUMBER:51

This report is signed on behalf of the registrant in the City of Newark and State of New Jersey on the 25th day of February, 2000.


PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY



BY:  /S/ Dennis G. Sullivan  WITNESS:           /S/ William Sues

        Dennis G. Sullivan                      William Sues
        Vice President                          Director, Separate Accounts